HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
June 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 96.3%
Hawaii — 96.3%
Hawaii County GO, Callable 09/01/35 at 100, 5.00%, 9/1/46	$ 6,000,000	$ 6,246,420
Hawaii County GO, Callable 09/01/35 at 100, 5.25%, 9/1/47	6,000,000	6,400,140
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/41	3,600,000	3,840,984
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 4.00%, 9/1/35	1,095,000	1,096,051
Hawaii County GO, Series D, Refunding, Callable 03/01/27 at 100, 4.00%, 9/1/28	1,500,000	1,528,140
Hawaii Housing Finance & Development Corp. Revenue, Putable, 3.30%, 12/1/29(a)	12,000,000	12,073,560
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 07/21/25 at 100, 3.75%, 1/1/31	1,825,000	1,825,310
Hawaii State Airports System Revenue, COP, AMT, Callable 07/21/25 at 100, 5.25%, 8/1/25	3,435,000	3,442,282
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	2,465,000	2,444,615
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 7/1/51	8,000,000	7,933,040
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/35 at 100, 5.25%, 7/1/51	16,000,000	16,339,360
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/41	$1,850,000	$ 1,850,000
Hawaii State Airports System Revenue, Series A, AMT, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	3,000,000	3,000,000
Hawaii State Department of Budget & Finance Revenue, Callable 07/01/33 at 100, 5.50%, 7/1/52	10,000,000	10,505,600
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	340,000	343,091
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	363,496
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/32	540,000	539,741
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/33	540,000	535,167
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/34	435,000	392,822
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/35	300,000	265,338
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/36	280,000	241,825
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/25	1,700,000	1,700,000

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/31	$1,000,000	$ 1,100,450
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/35	15,520,000	15,520,000
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/37	2,675,000	2,892,103
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/42	9,000,000	9,416,430
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/43	6,000,000	6,238,860
Hawaii State Department of Budget & Finance Revenue, Series B, Refunding, 5.00%, 7/1/32	2,500,000	2,772,400
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/25	145,000	145,927
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,172,266
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/26	945,000	959,562
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	905,000	932,892
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/30	$ 840,000	$ 865,309
Hawaii State GO, Series EO, Callable 07/31/25 at 100, 5.00%, 8/1/30	3,195,000	3,199,058
Hawaii State GO, Series EO, Unrefunded portion, Callable 07/31/25 at 100, 5.00%, 8/1/28	1,735,000	1,737,498
Hawaii State GO, Series EO, Unrefunded portion, Callable 07/31/25 at 100, 5.00%, 8/1/29	1,475,000	1,476,918
Hawaii State GO, Series ET, Prerefunded, Callable 10/01/25 at 100, 5.00%, 10/1/30	2,070,000	2,080,516
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/34	2,540,000	2,616,429
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 1/1/34	2,000,000	2,042,040
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/38	6,000,000	6,225,300
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/39	400,000	413,096
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/35	100,000	98,676
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/36	9,700,000	9,472,341

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	$9,000,000	$ 8,586,810
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/38	875,000	859,084
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/35	1,010,000	1,098,436
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/37	2,800,000	3,005,380
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/41	3,580,000	3,738,522
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/32	1,000,000	1,069,990
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 5.00%, 1/1/30	4,500,000	4,571,730
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 4.00%, 1/1/31	4,300,000	4,332,723
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/40	760,000	815,632
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/41	800,000	851,472
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/43	885,000	930,144
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/52	$5,150,000	$ 5,306,199
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 7/1/37	1,890,000	1,905,082
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 7/1/39	35,000	34,873
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	7,500,000	7,927,275
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/42	2,435,000	2,555,630
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/43	1,500,000	1,571,325
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/44	3,400,000	3,547,968
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	3,455,000	3,575,027
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/46	3,865,000	3,980,100
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/47	4,115,000	4,224,829
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,325,000	3,408,424

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/44	$3,125,000	$ 3,349,469
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/45	3,000,000	3,123,900
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/37	1,800,000	1,798,812
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/35	1,300,000	1,303,588
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/36	1,000,000	1,002,240
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/46	3,000,000	3,146,370
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/43	930,000	955,584
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	2,095,000	2,106,292
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/28	4,510,000	4,533,948
Honolulu City & County Revenue, Putable, 5.00%, 5/1/29(a)	5,000,000	5,223,350
Honolulu City & County Wastewater System Revenue, Junior Series, Series A, Refunding, 5.00%, 7/1/25	4,000,000	4,000,000
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.25%, 7/1/53	$10,000,000	$ 10,392,900
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 01/01/28 at 100, 5.00%, 7/1/36	3,000,000	3,104,670
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/47	4,000,000	4,097,840
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/51	14,360,000	14,581,718
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.25%, 7/1/51	17,500,000	18,133,675
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/44	5,000,000	5,221,000
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/54	3,510,000	3,658,438
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/40	200,000	200,000
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/30	2,150,000	2,150,000

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/31	$3,700,000	$ 3,700,000
Honolulu City & County Wastewater System Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/44	770,000	782,821
Kauai County GO, 5.00%, 8/1/25	295,000	295,481
Kauai County GO, 5.00%, 8/1/26	235,000	240,884
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/28	285,000	296,919
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/30	385,000	400,308
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/32	200,000	202,914
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	200,000	205,462
Kauai County GO, OID, Callable 08/01/27 at 100, 2.50%, 8/1/29	825,000	803,410
Kauai County GO, Refunding, 5.00%, 8/1/29	3,000,000	3,260,400
Kauai County GO, Refunding, 5.00%, 8/1/30	3,500,000	3,859,520
Kauai County GO, Refunding, 5.00%, 8/1/31	3,000,000	3,351,150
Kauai County GO, Refunding, 5.00%, 8/1/33	3,000,000	3,406,560
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/34	400,000	445,516
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/38	1,650,000	1,764,246
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/39	3,885,000	4,113,982
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/40	$4,075,000	$ 4,287,307
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/41	1,350,000	1,410,129
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/42	1,575,000	1,635,889
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/40	1,200,000	1,249,968
Maui County GO, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/30	3,750,000	3,975,900
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/1/25	1,125,000	1,130,288
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/26	1,000,000	1,005,460
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/29	4,000,000	4,097,760
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	3,650,000	3,736,505
University of Hawaii Revenue, Series F, Refunding, 5.00%, 10/1/25	1,000,000	1,004,700
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/29	1,000,000	1,048,450
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/30	2,000,000	2,094,300

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/31	$2,500,000	$ 2,613,075
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	655,000	679,477
TOTAL MUNICIPAL BONDS (Cost $382,973,498)		371,364,283
	Number of Shares
SHORT-TERM INVESTMENT — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	7,476,992	7,476,992
TOTAL SHORT-TERM INVESTMENT (Cost $7,476,992)		7,476,992

TOTAL INVESTMENTS - 98.2% (Cost $390,450,490)		378,841,275
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		6,755,039
NET ASSETS - 100.0%		$385,596,314

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments
June 30, 2025
(Unaudited)
A. Portfolio Valuation:
The Hawaiian Tax-Free Trust's (the “Trust”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The fair value of a Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Trust's investments carried at fair value:
	Total Value at 06/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$371,364,283	$—	$371,364,283	$—
Short-Term Investment	7,476,992	7,476,992	—	—
Total Assets	$378,841,275	$7,476,992	$371,364,283	$—

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Trust’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.